SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Short‑term investments:
Bank time deposits	14,874,498	7,057,770
Wealth management products	20,474,093	21,625,789
Held-to-maturity debt investments	5,417,761	5,526,195
Available-for-sale debt investments	551,348	5,370,207
Total	41,317,700	39,579,961

The following table sets forth selected data with respect to the Group’s short-term investments at December 31, 2025:

As of December 31, 2025
	Cost or	Gross	Gross
	amortized cost	unrecognized	unrecognized
	less allowance	holding	holding
	for credit losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Held-to-maturity debt investments	5,526,195	3,176	(75,405)	5,453,966	779,907
Available-for-sale debt investments	5,405,275	—	(35,068)	5,370,207	767,929